Unsecured senior notes- Maturity schedule (Details) ¥ in Millions, $ in Millions	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)
Level 2
Unsecured senior notes
Fair value	$ 13,679	¥ 91,964	$ 13,317	¥ 83,590
Unsecured senior notes
Future principal payments
Within 1 year		15,127
Between 2 to 3 years		10,084
Between 4 to 5 years		4,706
Thereafter		62,189
Total principal amount		¥ 92,106		¥ 85,996